Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Net result	€ (12,447)	€ (11,006)	€ (34,558)	€ (33,264)
Adjustments for:
Other income		(33)		(413)
Depreciation	777	671	2,178	2,024
Share-based compensation	1,169	1,117	3,955	2,784
Financial income and expenses	(706)	(280)	(1,075)	(927)
Results related to financial liabilities measured at fair value through profit or loss	(30)	2	(51)	(176)
Income tax expenses			25	18
Changes in working capital	(2,961)	(3,074)	(8,606)	(10,974)
Cash used in operations	(14,198)	(12,603)	(38,132)	(40,928)
Corporate income tax paid			(25)	(18)
Interest received	740	519	1,466	1,924
Interest paid	(128)	(151)	(310)	(412)
Net cash used in operating activities	(13,586)	(12,235)	(37,001)	(39,434)
Cash flow from investing activities
Purchases of property, plant and equipment	(354)	(169)	(809)	(494)
Net cash used in investing activities	(354)	(169)	(809)	(494)
Cash flow from financing activities
Proceeds from issuance of shares, net	(293)		48,908
Proceeds from exercise of share options	250		250	67
Repayment of lease liability	(300)	(444)	(1,225)	(1,304)
Net cash (used in) / generated by financing activities	(343)	(444)	47,933	(1,237)
Net (decrease) / increase in cash and cash equivalents	(14,283)	(12,848)	10,123	(41,165)
Currency effect cash and cash equivalents	144	(34)	450	(1,360)
Cash and cash equivalents at beginning of the period	117,125	119,765	92,413	149,408
Cash and cash equivalents at the end of the period	€ 102,986	€ 106,883	€ 102,986	€ 106,883